Stock Options (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2012 Stock Options Granted on May 10, 2012 [Member]	Sep. 30, 2012 Stock Option Granted on May 30, 2012 [Member]	Sep. 12, 2008 Stock Options Granted to Joanne Lustre [Member]	Sep. 30, 2012 Stock Options Granted to Joanne Lustre [Member]	Sep. 30, 2012 Stock Options Granted to Joanne Lustre [Member]	Sep. 30, 2002 Stock Incentive Plan 2002 [Member]	Sep. 30, 2012 Stock Incentive Plan 2002 [Member]	Sep. 30, 2012 Stock Option Plan 2012 [Member]	Sep. 30, 2012 Stock Option Plan 2012 [Member] Minimum [Member]	Sep. 30, 2012 Stock Option Plan 2012 [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance													4,000,000	14,000	5,000,000
Options granted to employees, vesting period																1 year	5 years
Options to purchase share, maximum expiration period								10 years	10 years				10 years
Options outstanding	164,000		164,000		14,000	20,000	1,610,000
Options granted to employees															50,000
Stock options vested during period											4,000	4,000			10,000
Stock options vested on the one-year anniversary of service															20,000
Stock options vested on the two-year anniversary of service															20,000
Options granted, exercise price								$ 1.6	$ 1.45
Options granted								100,000	50,000	10,000
Options forfeited					6,000							6,000
Options, expiration date										Sep. 11, 2018
Stock compensation expense	$ 25,753	$ (15,477)	$ 71,334	$ (13,323)	$ (12,363)	$ 11,438					$ (16,182)	$ (16,182)
Options granted, grant date fair value per share								$ 1.17	$ 1.04
Options granted, total fair value								117,000	52,000
Black-Scholes option pricing model assumptions, expected volatility								90.88%	88.60%
Black-Scholes option pricing model assumptions, risk-free interest rate								0.79%	0.69%
Black-Scholes option pricing model assumptions, expected lives								5 years 9 months	5 years 9 months
Black-Scholes option pricing model assumptions, dividend yield								0.00%	0.00%
Cancellations						1,590,000
Cancellations, exercise price						$ 0.65
Total unrecognized compensation	$ 99,398		$ 99,398		$ 1,733
Expected to be recognized, period			1 year 9 months		1 year 9 months